THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

June 1, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

RE:

Adirondack Funds

File Nos. 333-121690 and 811-21691

Ladies and Gentlemen:

On behalf of Adirondack Funds, a registered investment company (the “Company”), we hereby submit, via electronic filing, Post-Effective Amendment No. 7 to the Company’s Registration Statement under the Securities Act of 1933 (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to update the financial statements and provide other updating information for the Company.  The prospectus is intended to comply with the new Form N-1A statutory and summary prospectus requirements.

Please contact JoAnn M. Strasser at (513) 352-6725 with your comments.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP